Trade Receivables	6 Months Ended
Jun. 30, 2025
Trade Receivables [Abstract]
TRADE RECEIVABLES

4. TRADE RECEIVABLES

	June 30,	December 31,
	2025	2024
Trade receivables	$55,692	$33,577
Less: allowance for doubtful accounts	(15,570)	-
	$40,122	$33,577

As of June 30, 2025 and December 31, 2024, the Company recorded allowance for doubtful accounts of $15,570 and $0, for trade receivables, respectively. For the six months ended June 30, 2024, the Company wrote off of trade receivable of $10,795.

Allowance for doubtful accounts

2025
Beginning Balance	$-
Addition	15,335
Effects of currency translation	235
Ending balance	$15,570